Consolidated Statements of Changes in Equity - DKK (kr) kr in Millions	Share capital	Share premium	Translation reserves	Retained earnings	Total
Balance at beginning of period at Dec. 31, 2021	kr 66	kr 12,029	kr 81	kr 9,931	kr 22,107
Net profit				5,452	5,452
Other comprehensive income			17		17
Total comprehensive income			17	5,452	5,469
Transactions with owners:
Exercise of warrants		280			280
Purchase of treasury shares				(908)	(908)
Share-based compensation expenses				439	439
Withholding taxes on behalf of employees on net settled RSUs				(88)	(88)
Tax on items recognized directly in equity				(17)	(17)
Balance at end of period at Dec. 31, 2022	66	12,309	98	14,809	27,282
Net profit				4,352	4,352
Other comprehensive income			(38)		(38)
Total comprehensive income			(38)	4,352	4,314
Transactions with owners:
Exercise of warrants		152			152
Purchase of treasury shares				(564)	(564)
Share-based compensation expenses				586	586
Withholding taxes on behalf of employees on net settled RSUs				(103)	(103)
Tax on items recognized directly in equity				(57)	(57)
Balance at end of period at Dec. 31, 2023	66	12,461	60	19,023	31,610
Net profit				7,844	7,844
Other comprehensive income			430		430
Total comprehensive income			430	7,844	8,274
Transactions with owners:
Exercise of warrants		129			129
Purchase of treasury shares				(3,879)	(3,879)
Share-based compensation expenses				721	721
Withholding taxes on behalf of employees on net settled RSUs				(109)	(109)
Tax on items recognized directly in equity				(49)	(49)
Balance at end of period at Dec. 31, 2024	kr 66	kr 12,590	kr 490	kr 23,551	kr 36,697